Group structure	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Group structure	Group structure
(i)    Subsidiaries
The following are the direct and indirect interests of Company in its subsidiaries for the purposes of these consolidated financial statements:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2021	2020	2019

Directly controlled
XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	—
XPAC Sponsor LLC (v)	Cayman	Special Purpose Acquisition (SPAC) Sponsor	100.00%	—	—
XProject LTD (v)	Cayman	Holding	100.00%	—	—
Indirectly controlled
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (iv)	Brazil	Private pension and insurance	100.00%	100.00%	100.00%
Banco XP S.A.	Brazil	Multipurpose bank	100.00%	100.00%	100.00%
XP Controle 3 Participações S.A.	Brazil	Financial Holding	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital Content services	100.00%	100.00%	99.99%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.73%	99.76%	99.76%
XP Corretora de Seguros Ltda.	Brazil	Insurance Broker	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda.	Brazil	Asset management	94.90%	94.80%	93.70%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting service	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	99.99%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	99.54%	99.50%	99.57%
XP Vista Asset Management Ltda.	Brazil	Asset management	99.50%	99.45%	99.42%
XP Controle 4 Participações S.A.	Brazil	Insurance holding	100.00%	100.00%	100.00%
Leadr Serviços Online Ltda. (vi)	Brazil	Social media	—	99.99%	99.99%
Spiti Análise Ltda. (ii)	Brazil	Investment Advisor	—%	100.00%	100.00%

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2021	2020	2019

Chamaleon Bravery Unipessoal LDA (vi)	Portugal	Investment Advisor	—	100.00%	100.00%
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	100.00%
Sartus Capital LTD	UK	Investment advisor	100.00%	100.00%	100.00%
XP Private (Europe) S.A.	Switzerland	Investment advisor	—	100.00%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Investments US, LLC	USA	Broker-dealer	100.00%	100.00%	100.00%
Xperience Market Services LLC (vi)	USA	Non-operational	—	100.00%	100.00%
XP Holding International LLC	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda.	Brazil	Asset management	98.70%	98.70%	—
XP LT Gestão de Recursos Ltda.	Brazil	Asset management	92.00%	92.00%	—
Carteira Online Controle de Investimentos Ltda. - ME (iii)	Brazil	Investment consolidation platform	99.99%	99.99%	—
Antecipa S.A. (iii)	Brazil	Receivables Financing Market	100.00%	100.00%	—
XP Allocation Asset Management Ltda.	Brazil	Asset management	99.99%	99.99%	—
Track Índices Consultoria Ltda.	Brazil	Index Provider	100.00%	100.00%	—
XP Eventos Ltda.	Brazil	Media and Events	99.90%	99.00%	—
DM10 Corretora de Seguros Ltda. (iii)	Brazil	Insurance Broker	100.00%	100.00%	—
XP Comercializadora de Energia Ltda. (v)	Brazil	Energy trading	100.00%	—	—
Instituto XP (v)	Brazil	Non-profit entity	100.00%	—	—
XPAC Acquisition Corp. (vii) (v)	US	Special Purpose Acquisition (SPAC)	20.00%	—	—
XP Distribuidora de Títulos e Valores Mobiliários (v)	Brazil	Securities dealer	100.00%	—	—
Instituto de Gestão e Tecnologia da Informação Ltda. (v) (iii)	Brazil	Educational content services	100.00%	—	—
Xchange Intermediação S.A. (v)	Brazil	Digital Assets	100.00%	—	—
Consolidated investments funds
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (vi)	Brazil	Investment fund	—	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (vi)	Brazil	Investment fund	—	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	—
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado (vi)	Brazil	Investment fund	—	100.00%	—
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	—
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	—
XP High Yield Fund SP	Cayman	Investment fund	100.00%	100.00%	—
XP International Fund SPC	Cayman	Investment fund	100.00%	100.00%	—
XP Managers Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	100.00%	100.00%	—
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC. (v)	Cayman	Investment fund	100.00%	—	—
Newave Fundo de Investimento em Participações Multiestratégia. (v)	Brazil	Investment fund	100.00%	—	—

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2021	2020	2019

Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior (v)	Brazil	Investment fund	100.00%	—	—

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	Subsidiaries legally merged into their respective immediate parent, with no impact on the consolidated financial statements.
(iii)	New subsidiaries acquired in 2020 and 2021. See further details in Note 5 (ii) below.
(iv)	Subsidiaries incorporated in 2018 for operating in the private pension and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil.
(v)	New subsidiaries and investment funds incorporated in the year.
(vi)	Subsidiaries and investment funds closed or consolidated by other funds during the year.
(vii)	New subsidiaries which the Group holds operational control. The operational control refers to relevant rights the Company have over the subsidiary, that includes, among other topics, the right to nominate the directors and propose the target entity for merger.
(ii)    Business combinations and other developments
(a)    Acquisitions in 2021
Instituto de Gestão e Tecnologia da Informação Ltda (“IGTI”)
On November 5, 2021 the Group entered into an agreement to acquire 100% of total share capital of Instituto de Gestão e Tecnologia da Informação LTDA (“IGTI”). The acquisition was concluded on the same date. IGTI operates in the development and coordination of teaching activities, scientific research activities and educational services.
The acquisition of IGTI was recently completed and the allocation of the purchase price to acquire assets, including goodwill, and assumed liabilities is still preliminary pending receipt of the final fair value valuations of the acquired assets and assumed liabilities as of the closing date of the transaction. The total consideration paid is R$46,382, out of which: i) R$40,000 paid in cash, ii) R$5,000 payable in six consecutive annual installments from 2022 to 2027 adjusted by the Interbank Certificates of Deposit (“CDI”) rate and iii) R$1,381 as a fair value of the contingent consideration.
This acquisition is not considered material for XP Inc. consolidated financial statements. The preliminary purchase price was mostly allocated to goodwill, representing the value of expected synergies arising from the acquisition.
In addition, the Company incurred in direct costs for the business combinations which were expensed as incurred.
Investments in XProject
On August 23, 2021 the Group entered into an agreement, to acquire 100% of total share capital of UFUK Empreendimentos e Participações S.A. later referred to as XProject Participações S.A. The company is a holding which has an objective to acquire participation as a partner or a shareholder in other companies in Brazil and abroad. This acquisition is not considered material for XP Inc. consolidated financial statements. The purchase price is mostly allocated to goodwill, representing the value of expected synergies arising from the acquisition.
Investments in XP Energia
On May 4, 2021 the Group entered into an agreement to acquire 100% of total share capital of Solis Comercializadora de Energia Ltda. later denominated XP Comercializadora de Energia Ltda (“XP Energia”). The company's objective is to operate in the wholesale electricity trade, through brokerage, representation, intermediation, purchase, sale, import and export; provision of intermediation services between energy buyers and sellers, among other related services. This acquisition is not considered material for XP Inc. consolidated financial statements. The purchase price is mostly allocated to goodwill, representing the value of expected synergies arising from the acquisition.
The results of these operations of the businesses acquired for periods prior to acquisition dates, individually and in the aggregate, were not material to the Company´s consolidated statements of income and, accordingly, pro forma information has not been presented.
(b)    Acquisitions in 2020
The fair value of the identifiable assets acquired and liabilities assumed as of each acquisition date were:
For the purchase price allocation, the following intangible assets were identified. The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

	Fliper	Antecipa	DM10	Total

Assets
Cash	617	1,917	275	2,809
Other assets	—	95	411	506
Intangible assets	2,869	10,037	2,950	15,856
	3,486	12,049	3,636	19,171
Liabilities
Other liabilities	(6,159)	(198)	(1,522)	(7,879)
Total identifiable net assets at fair value	(2,673)	11,851	2,114	11,292

Goodwill arising on acquisition (*)	39,832	20,732	14,886	75,450
Contingent consideration (**)	30,300	8,732	—	39,032
Purchase consideration transferred (*)	67,459	41,315	17,000	125,774

Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(617)	(1,917)	(275)	(2,809)
Payable in installments	—	(14,636)	(6,000)	(20,636)
Contingent consideration	(30,300)	(8,732)	—	(39,032)
Net of cash flow on acquisition (investing activities)	36,542	16,030	10,725	63,297

From R$63,297 of net cash flow on acquisition, R$62,443 was settled during 2020, and R$854 was settled in 2021.
*
During the measurement period, the purchase consideration transferred for the acquisitions was adjusted to R$125,774 (R$100,923 previously disclosed) as a result of purchase price adjustments. Accordingly, goodwill was updated to R$2,233.

**
During the measurement period, the preliminary contingent consideration for the acquisitions was adjusted to R$39,032 (R$14,183 previously disclosed) as a result of a fair value adjustment of R$24,849.

Assets	Amount	Method	Expected amortization period

Customer list	2,181	Multi-period excess earning method	5.5 years
Trademark	3,799	Relief from royalty	5 years
Technology	9,876	Relief from royalty	5 years
For the concluded acquisitions, the total consideration paid is R$125,774, being: i) R$62,443 paid in cash, ii) R$21,487 payable in three consecutive annual installments from 2020 to 2022 adjusted by the Interbank Certificates of Deposit (“CDI”) rate and iii) R$39,032 as a fair value of the contingent consideration.
The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized.
In addition, the Company incurred direct costs for the business combinations which were expensed as incurred.
The results of operations of the businesses acquired for periods prior to acquisitions, individually and in the aggregate, were not material to the Company´s consolidated statements of income and, accordingly, pro forma information has not been presented.
Acquisition of Carteira Online Controle de Investimentos Ltda.-ME (“Fliper”)
On June 5, 2020, the Group entered into an agreement to acquire 100% of total share capital of Carteira Online Controle de Investimentos Ltda.-ME (“Fliper”). Fliper is an automated investment consolidation platform that offers its users connectivity and tools to perform intuitive and intelligent financial self-management. The transaction allows the Group to offer its customers additional resources to manage their investments, as the open banking trend continues to accelerate in Brazil. On July 13, 2020, the acquisition was consummated, through approval of the Central Bank (BACEN).
Acquisition of DM10 Corretora de Seguros e Assessoria Ltda. (“DM10”)
On June 9, 2020, the Group entered into an agreement to acquire 100% of total share capital of DM10 Corretora de Seguros e Assessoria Ltda. (“DM10”). DM10 is a market place that connects hundreds of independent distributors with Life Insurance and Pension Plan products, adding value through technology and education. With the transaction, the Group enhances its distribution network in the insurance division. On September 24, 2020, the acquisition was consummated, through approval of the Central Bank (BACEN).
Acquisition of Antecipa S.A. (“Antecipa”)
On June 29, 2020, the Group entered into an agreement, to 100% of total share capital of Antecipa S.A. (“Antecipa”). Antecipa is a digital platform focused on financing of receivables and offering an efficient alternative for companies to optimize its cash flow management. For the Group, the acquisition represents an opportunity to further expand its product range and reinforce the company’s presence in the Small to Medium Enterprise (SME) and corporate segments in Brazil, similar to XP’s transformational initiatives across the Retail, High-Income and Private Market channels. On September 1, 2020 the acquisition was consummated, through approval of the Central Bank (BACEN).
Acquisition of Riza Capital Consultoria de Investimentos S.A (“Riza”)
On December 23, 2020 the Group entered into an agreement, to acquire 100% of total share capital of Riza an independent financial advisory company. Riza has one of the most seasoned and respected teams in the segment, with experience in important financial institutions and active participation in some of the most relevant M&A transactions over the last decades. The transaction is aligned with XP Inc.’s strategy to reinforce its Capital Markets ecosystem.
(c)    Other developments
a.    SPAC Transactions
On August 3, XPAC Acquisition Corp. (a subsidiary of XP Inc), completed its initial public offering (“IPO”), offering an aggregate price of R$1,134,797 which included the exercise of the underwriter over-allotment option a portion of shares. XPAC is a special purpose acquisition company, incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
As of 31 December 2021, we have not selected any business combination target, although we have initiated substantive discussions with some companies. Our expectation is to consummate the business combination as soon as the Group identify a target company. Therefore, the founders will have their shares converted into Class A shares, which shall be measured at fair value through profit and loss. The financial impact of this transaction on the consolidated financial statements are presented in Note 7.a.(iii), Note 8, and Note 20.b.(iv).
b.    Minority stake acquisitions
XP Inc. entered in agreements through our proprietary funds to acquire a minority stake in (i) Giant Steps, a leader in systematic funds in Brazil; (ii) Capitânia Investimentos, an independent traditional asset manager in Brazil specializing in Corporate Credit, Real Estate and Infrastructure investment strategies and (iii) Jive Investments, the largest independent alternative investment manager in Brazil, offering credit recovery, real estate, and other distressed asset strategies and (iv) Vista Capital, one of the main independent equity and hedge funds managers in Brazil. The closing of these transactions has been occurred.